Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Change Related to Cash Flow Hedges	Change Related to Shipboard Retirement Plan
Balance at Dec. 31, 2009	$ 1,713,040	$ 25	$ 2,328,302	$ 2,299	$ (617,586)
Share-based compensation	2,520		2,520
Transactions with Affiliates, net (Note 5)	(30)		(30)
Other comprehensive income (loss)	2,010			2,010
Net income	22,986				22,986
Balance at Dec. 31, 2010	1,740,526	25	2,330,792	4,309	(594,600)
Share-based compensation	1,211		1,211
Transactions with Affiliates, net (Note 5)	(30)		(30)
Other comprehensive income (loss)	(24,103)			(24,103)
Net income	126,859				126,859
Balance at Dec. 31, 2011	1,844,463	25	2,331,973	(19,794)	(467,741)	(11,377)	(8,417)
Share-based compensation	660		660
Transactions with Affiliates, net (Note 5)	2,930		2,930
Other comprehensive income (loss)	2,175			2,175		3,505	(1,330)
Net income	168,556				168,556
Balance at Dec. 31, 2012	$ 2,018,784	$ 25	$ 2,335,563	$ (17,619)	$ (299,185)	$ (7,872)	$ (9,747)